COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.          Lease commitments:

The Company signed several non-cancelable agreements for its facilities which vary in dates and terms. During 2016, the Company engaged in renting its main facilities for an average period of six years, starting March 2016. The total rental expenses are approximately $ 149 per month.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts and in San Diego, California, the leases expire on August 31, 2019 and on April 30, 2018, respectively. The Spanish subsidiary has an operating lease for office facilities in Madrid, Spain, the leases expire within three month notice period. The Company's subsidiaries maintain smaller offices in South Africa, China, Singapore, India, Japan, New Zealand, Colombia, United States and various locations in Europe.

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2018 through 2020.

Operating leases (offices and motor vehicles) expense for the years ended December 31, 2017, 2016 and 2015 was $ 3,126, $ 2,758 and $ 2,828, respectively.

As of December 31, 2017, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2018	$2,403
2019	1,610
2020	844
2021	300
2022	75

Total	$5,232

b.         Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware, warranty and support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

c.          Litigations:

On February 18, 2016, a former employee filed a claim against the Company alleging that he is entitled to compensation for unlawful dismissal by the Company. A mediation attempt has failed, and the Company is waiting for the first hearing to take place. The Company believes that it has valid defenses to the claim. According to the assessment by the Company's legal counsel the award is not expected to exceed $ 190.